CONSOLIDATED BALANCE SHEET - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT
Cash and cash equivalents	R$ 8,345,871	R$ 9,505,951
Marketable securities	12,823,886	7,546,639
Trade accounts receivable	6,848,454	9,607,012
Inventories	5,946,948	5,728,261
Recoverable taxes	888,539	549,580
Derivative financial instruments	2,676,526	3,048,493
Current	113,743	108,146
Dividends receivable		7,334
Other assets	925,105	1,021,234
Total current assets	38,569,072	37,122,650
NON-CURRENT
Marketable securities	443,400	419,103
Recoverable taxes	1,373,647	1,406,363
Deferred taxes	545,213	3,986,415
Derivative financial instruments	1,753,928	1,825,256
Non-Current Advances To Suppliers	2,242,229	1,592,132
Judicial deposits	361,693	362,561
Other assets	182,463	279,955
Biological assets	18,278,582	14,632,186
Investments	608,013	612,516
Property, plant and equipment	59,289,069	50,656,634
Right of use	5,196,631	5,109,226
Intangible	14,749,085	15,192,971
Total non-current	105,023,953	96,075,318
TOTAL ASSET	143,593,025	133,197,968
CURRENT
Trade accounts payable	5,572,219	6,206,570
Loans, financing and debentures	4,758,247	3,335,029
Lease liabilities	753,399	672,174
Derivative financial instruments	578,763	667,681
Taxes payable	443,454	449,122
Payroll and charges	766,905	674,525
Liabilities for assets acquisitions and associates	93,405	1,856,763
Dividends payable	1,316,528	5,094
Advances from customers	172,437	131,355
Other liabilities	339,683	494,230
Total current liabilities	14,795,040	14,492,543
NON-CURRENT
Loans, financing and debentures	72,414,445	71,239,562
Lease liabilities	5,490,383	5,510,356
Derivative financial instruments	1,857,309	4,179,114
Liabilities for assets acquisitions and associates	93,782	205,559
Provision for judicial liabilities	2,860,409	3,256,310
Employee benefit plans	833,683	691,424
Deferred taxes	11,377	1,118
Share-based compensation plans	268,489	162,117
Advances from customers	74,715	136,161
Other liabilities	83,093	157,339
Total non-current liabilities	83,987,685	85,539,060
TOTAL LIABILITIES	98,782,725	100,031,603
EQUITY
Share capital	9,235,546	9,235,546
Capital reserves	26,744	18,425
Treasury shares	(1,484,014)	(2,120,324)
Retained earnings	35,376,198	24,207,869
Other reserves	1,538,296	1,719,516
Controlling shareholders'	44,692,770	33,061,032
Non-controlling interest	117,530	105,333
Total equity	44,810,300	33,166,365
TOTAL LIABILITIES AND EQUITY	R$ 143,593,025	R$ 133,197,968